Net Loss/Income Per Share - Schedule of Computation of Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Numerator for basic (loss) income per share from continuing operations (in Dollars)	$ 309	$ (3,175)	$ (9,252)
Numerator for diluted (loss) income per share from continuing operations (in Dollars)	309	(3,175)	(9,252)
Numerator for basic loss per share from discontinued operations (in Dollars)			(5,056)
Numerator for diluted loss per share from discontinued operations (in Dollars)			$ (5,056)
Denominator:
Denominator for basic (loss) income per share weighted average ordinary shares outstanding (in Shares)	57,127,524	56,333,003	49,458,266
Denominator for diluted (loss) income per share weighted average ordinary shares outstanding (in Shares)	57,127,524	56,333,003	49,458,266
Basic (loss) income per share from continuing operations	$ 0.0054	$ (0.06)	$ (0.19)
Diluted (loss) income per share from continuing operations	0.0054	(0.06)	(0.19)
Basic loss per share from discontinued operations			(0.1)
Diluted loss per share from discontinued operations			(0.1)
Basic (loss) income per ADS from continuing operations (Note i)	0.0054	(0.06)	(0.19)
Diluted (loss) income per ADS from continuing operations (Note i)	0.0054	(0.06)	(0.19)
Basic loss per ADS from discontinued operations			(0.1)
Diluted loss per ADS from discontinued operations			(0.1)
ADS [Member]
Denominator:
Basic (loss) income per share from continuing operations	0.108	(1.2)	(3.8)
Diluted (loss) income per share from continuing operations	0.108	(1.2)	(3.8)
Basic loss per share from discontinued operations			(2)
Diluted loss per share from discontinued operations			(2)
Basic (loss) income per ADS from continuing operations (Note i)	0.108	(1.2)	(3.8)
Diluted (loss) income per ADS from continuing operations (Note i)	0.108	(1.2)	(3.8)
Basic loss per ADS from discontinued operations			(2)
Diluted loss per ADS from discontinued operations			$ (2)